Income Taxes - Components of income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current tax expense (recovery)
Recognized in profit or loss in current year	$ 134,947	$ 99,013
Change in current tax expense estimated for prior years	147	(658)
Current tax expense (income) and adjustments for current tax of prior periods	135,094	98,355
Deferred tax expense (recovery)
Deferred tax recovery recognized in the current year	14,194	14,667
Adjustments recognized in the current year with respect to prior years	56	433
Benefit from previously unrecognized losses, and other temporary differences	508	(42,379)
Decrease in deferred tax liabilities due to tax impact of NRV charge to inventory	(3,423)	4,481
Deferred tax expense	11,335	(22,798)
Income taxes expense	$ 146,429	$ 75,557